UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund:  BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 08/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 1.3%

Banks — 0.2%
Capital One Financial Corp., 3.80%, 01/31/28	$13,401	$12,764,572

Diversified Financial Services — 0.0%
Western Group Housing LP, 6.75%, 03/15/57(a)	2,487	3,066,086

Education — 0.2%
Boston University, Series CC, 4.06%, 10/01/48	7,420	7,552,188
George Washington University, Series 2018, 4.13%, 09/15/48	9,035	9,112,120
Pepperdine University, 3.95%, 12/01/57	15,835	15,587,099
Wesleyan University, 4.78%, 07/01/16	3,275	3,323,049

		35,574,456
Health Care Providers & Services — 0.9%
AHS Hospital Corp., 5.02%, 07/01/45	10,806	12,314,548
Kaiser Foundation Hospitals, 4.15%, 05/01/47	7,664	7,876,346
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	12,000	12,085,250
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	3,551	3,598,216
Novant Health, Inc., 5.85%, 11/01/19	3,610	3,724,710
Providence St Joseph Health Obligated Group, 3.93%, 10/01/48	6,446	6,202,434
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23	9,811	9,865,515
Sutter Health, 3.70%, 08/15/28	5,417	5,391,587

		61,058,606
Total Corporate Bonds — 1.3% (Cost — $111,864,663)		112,463,720

Municipal Bonds — 86.9%

Alabama — 0.6%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 06/01/35	1,200	1,320,060
5.75%, 06/01/45	2,145	2,344,807
6.00%, 06/01/50	2,700	2,986,146
Auburn University, RB, Series A:
5.00%, 06/01/43	5,000	5,752,250
5.00%, 06/01/48	10,000	11,450,400
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D:
7.00%, 10/01/51	3,000	3,612,960

Security	Par (000)	Value
Alabama (continued)
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D (continued):
6.50%, 10/01/53	$15,110	$17,833,124
UAB Medicine Finance Authority, Refunding RB, 5.00%, 09/01/30	5,000	5,789,150

		51,088,897
Alaska — 0.4%
Alaska Housing Finance Corp., RB, S/F, Series A:
3.70%, 12/01/38	4,310	4,237,377
3.75%, 12/01/40	2,655	2,607,661
Alaska Municipal Bond Bank Authority, RB, Series Three, 5.00%, 08/01/48	10,000	10,829,800
City of Valdez Alaska, Refunding RB, BP Pipelines Project, Series B, 5.00%, 01/01/21	5,000	5,326,800
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	675	675,655
State of Alaska International Airports System, Refunding RB, Series B:
5.00%, 10/01/32	5,000	5,673,750
5.00%, 10/01/34	5,000	5,643,050

		34,994,093
Arizona — 2.2%
Arizona Health Facilities Authority, Refunding RB:
5.00%, 12/01/39	5,000	5,505,100
Banner Health, Series B, 2.38%, 01/01/37(b)	20,000	18,901,600
Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	5,000	5,245,200
Arizona State University, RB, Green Bonds, Series B, 5.00%, 07/01/42	5,000	5,666,300
City of Mesa Arizona Utility System Revenue, RB, 5.00%, 07/01/42	5,000	5,771,450
City of Phoenix Arizona IDA, RB, Series A(a):
Legacy Traditional Schools Project, 6.50%, 07/01/34	965	1,066,971
Legacy Traditional Schools Projects, 6.75%, 07/01/44	1,690	1,870,881
City of Phoenix Arizona IDA, Refunding RB(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	2,795	2,881,114
Basis Schools, Inc. Projects, 5.00%, 07/01/45	6,155	6,293,734

1

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, Refunding RB(a) (continued):
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	$1,775	$1,829,688
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	1,950	1,992,822
Legacy Traditional School Projects, 5.00%, 07/01/35	2,205	2,272,936
Legacy Traditional School Projects, 5.00%, 07/01/45	1,495	1,527,815
City of Phoenix Civic Improvement Corp., Refunding ARB, Junior Lien, Series D, 5.00%, 07/01/36	10,000	11,431,400
City of Phoenix Civic Improvement Corp., Refunding RB, Series B, 5.00%, 07/01/38	5,000	5,707,450
City of Phoenix Industrial Development Authority, RB, Legacy Traditional Schools Projects, Series A(a):
5.00%, 07/01/36	7,315	7,628,009
5.00%, 07/01/41	10,075	10,386,720
McAllister Academic Village LLC, Refunding RB, Arizona State University:
5.00%, 07/01/30	5,000	5,786,750
5.00%, 07/01/32	5,000	5,741,250
5.00%, 07/01/34	5,000	5,707,400
Salt River Project Agricultural Improvement & Power District, Refunding RB:
Salt River Project Electric System, 5.00%, 01/01/36	10,000	11,695,300
Salt River Project Electric System, 5.00%, 01/01/39	5,000	5,812,200
Series A, 5.00%, 12/01/45	50,000	56,481,500

		187,203,590
California — 7.6%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 04/01/50	5,825	8,581,798
California County Tobacco Securitization Agency, RB, Asset-Backed, Series A:
Alameda County Securitization Corp., 6.00%, 06/01/42	885	892,806
Los Angeles County Securitization Corp., 5.25%, 06/01/21	2,650	2,667,278
California Educational Facilities Authority, RB, Chapman University, Series A:
2.98%, 04/01/25	1,655	1,612,897
3.08%, 04/01/26	2,400	2,325,288

Security	Par (000)	Value
California (continued)
California Educational Facilities Authority, RB, Chapman University, Series A (continued):
3.18%, 04/01/27	$2,875	$2,778,486
California Educational Facilities Authority, Refunding RB, Series A, 5.00%, 12/01/44	2,000	2,278,360
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/48	10,335	11,726,918
California Health Facilities Financing Authority, Childrens Hospital, RB,El Camino Hospital:
5.00%, 02/01/36	5,000	5,678,300
5.00%, 02/01/37	5,000	5,666,450
California Health Facilities Financing Authority, Refunding RB:
Children’s Hospital Los Angeles, 4.50%, 07/01/20(c)	8,215	8,486,834
Series A, 5.00%, 08/15/42	5,000	5,587,900
Series A, 5.00%, 08/15/47	10,000	11,118,900
California Infrastructure & Economic Development Bank, RB, UCSF 2130 Third Street, 5.00%, 05/15/52	25,000	28,634,500
California Municipal Finance Authority, RB:
Caritas Affordable Housing Inc., 5.88%, 08/15/49	1,000	1,083,970
Sycamore Academy Project, 5.38%, 07/01/34(a)	1,000	1,018,670
Sycamore Academy Project, 5.63%, 07/01/44(a)	2,760	2,818,043
Urban Discovery Academy Project, 6.00%, 08/01/44(a)	330	336,871
Urban Discovery Academy Project, 6.13%, 08/01/49(a)	285	291,985
Vista Charter Middle School, 6.00%, 07/01/44	1,960	2,036,734
California Municipal Finance Authority, Refunding RB, Eisenhower Medical Center, Series A, 5.00%, 07/01/47	10,000	10,923,200
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT(a):
5.00%, 07/01/30	3,000	3,201,600
5.00%, 07/01/37	25,000	26,402,750
5.00%, 11/21/45	25,000	26,329,500
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., Series A-1, AMT, 3.38%, 07/01/25	24,655	25,343,614

2

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
California School Finance Authority, RB, Alta Public Schools Project, Series A(a):
6.50%, 11/01/34	$1,015	$1,065,466
6.75%, 11/01/45	1,395	1,474,459
California Statewide Communities Development Authority, RB:
5.00%, 02/01/45	10,000	10,798,100
Kaiser Permanente, Series A, 5.00%, 04/01/42	5,000	5,437,050
Loma Linda University Medical Center, 5.25%, 12/01/43(a)	4,540	5,020,786
Loma Linda University Medical Center, 5.50%, 12/01/58(a)	5,460	6,012,989
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41(a)	4,205	4,537,405
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	4,665	5,017,581
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56(a)	7,175	7,731,780
University of California, Irvine East Campus Apartment, Series A, 5.00%, 05/15/47	5,000	5,585,600
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(a)	1,250	1,322,562
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 05/01/37	585	585,328
Series A, 6.00%, 05/01/43	3,800	3,800,874
Series B, 6.00%, 05/01/37	265	265,148
Series B, 6.00%, 05/01/43	7,425	7,426,708
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 08/01/29	5,000	5,677,450
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
5.25%, 05/01/48	24,800	28,658,632
San Francisco International Airport, Series B, 5.00%, 05/01/46	20,000	22,126,000
San Francisco International Airport, Series C, 5.00%, 05/01/46	5,000	5,621,050
City & County of San Francisco California Airports Commission, Refunding RB, Series A, AMT, 5.00%, 05/01/47	5,000	5,575,450

Security	Par (000)	Value
California (continued)
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(a):
3.00%, 08/01/21	$3,825	$3,853,611
0.00%, 08/01/26(d)	1,170	807,241
0.00%, 08/01/43(d)	20,000	5,650,600
City of Irvine California, Community Facilities District No. 2013-3, Great Park Improvement Area No. 1, 5.00%, 09/01/49	1,500	1,608,885
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, 6.60%, 07/01/50	3,600	5,178,852
City of Los Angeles Department of Airports, ARB, Los Angeles International Airports, Series A, AMT, 5.25%, 05/15/48	5,000	5,794,050
City of Los Angeles Department of Airports, RB, AMT, Sub-Series A:
5.00%, 05/15/28	5,000	5,745,300
5.00%, 05/15/32	5,000	5,667,650
City of San Francisco California Public Utilities Commission Wastewater Revenue, RB, Green Bond, Series A:
5.00%, 10/01/31	5,000	5,869,300
5.00%, 10/01/32	5,000	5,855,050
City of San Jose California Airport Revenue, Refunding ARB, AMT, Series A:
5.00%, 03/01/23	5,000	5,574,900
5.00%, 03/01/47	10,000	11,108,900
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 06/01/46	21,800	21,868,452
5.60%, 06/01/36	8,150	8,189,283
County of San Diego California Water Authority Financing Corp., Refunding RB, Series B:
5.00%, 05/01/35	5,000	5,820,450
5.00%, 05/01/37	5,000	5,786,650
County of Tulare California, RB, 4.31%, 06/01/33	500	502,070
Golden State Tobacco Securitization Corp., Refunding RB:
Asset-Backed, Series A (AGM), 5.00%, 06/01/40	5,000	5,631,800
Series A-1, 5.00%, 06/01/27	5,000	5,780,150
Series A-1, 5.00%, 06/01/25	5,000	5,687,500

3

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB (continued):
Series A-1, 5.00%, 06/01/28	$5,000	$5,755,200
Series A-1, 5.00%, 06/01/29	5,000	5,730,400
Series A-1, 5.25%, 06/01/47	16,670	17,374,141
Series A-2, 5.00%, 06/01/47	25,070	25,746,890
Irvine Ranch Water District, Special Assessment Bonds, Build America Bonds, Series B, 6.62%, 05/01/40	8,900	11,980,201
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	10,000	11,376,000
Municipal Improvement Corp. of Los Angeles, Refunding RB, Real Property, Series B:
5.00%, 11/01/30	5,000	5,896,700
5.00%, 11/01/31	5,000	5,876,600
5.00%, 11/01/32	5,000	5,864,550
Natomas Unified School District, GO, Refunding, (BAM), 5.00%, 08/01/32	5,000	5,725,500
Northern California Gas Authority No. 1, RB, Series B, 2.29%, 07/01/27(b)	5,000	4,888,750
Port of Oakland, Refunding RB, AMT, Series O, 5.00%, 05/01/23	5,000	5,368,450
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series B (NPFGC), 2.09%, 12/01/35(b)	25,000	24,362,750
Sacramento County Water Financing Authority, RB, Series B (NPFGC), 2.11%, 06/01/34(b)	10,000	9,615,500
San Diego County Water Authority Financing Corp., Refunding RB, Green Bonds, Series A:
5.00%, 05/01/32	5,000	5,877,300
5.00%, 05/01/33	5,000	5,858,250
State of California, GO, Build America Bonds, Various Purpose, 7.60%, 11/01/40	7,125	10,765,946
State of California Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 04/01/37	5,000	5,460,350
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	12,735	12,788,742
5.13%, 06/01/46	7,440	7,471,397
University of California, Refunding RB, General, Series AI, 5.00%, 05/15/38	5,000	5,578,450

Security	Par (000)	Value
California (continued)
West Basin Municipal Water District California, Refunding RB, Series A, 5.00%, 08/01/34	$5,000	$5,788,900

		658,695,731
Colorado — 1.7%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	5,125	5,211,715
City & County of Denver Colorado, RB, Series A-1, 5.00%, 08/01/48	10,000	11,188,900
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Sub-System, Series A, 5.25%, 12/01/48	25,000	28,620,250
City of Aurora Colorado Water Revenue, Refunding RB, Green Bond:
5.00%, 08/01/41	25,000	28,307,000
5.00%, 08/01/46	5,000	5,661,400
City of Colorado Springs Colorado Utilities System Revenue, Refunding RB, Series A-2, 5.00%, 11/15/47	5,000	5,716,050
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23(a)	1,000	1,028,240
Colorado Educational & Cultural Facilities Authority, RB:
Charter Littleton Preparatory School, 5.00%, 12/01/22	125	130,169
Loveland Classical Schools, 5.00%, 07/01/46(a)	2,000	2,027,000
Colorado Educational & Cultural Facilities Authority, Refunding RB:
5.00%, 11/01/44	885	887,734
5.13%, 11/01/49	765	766,744
Colorado Health Facilities Authority, RB,The Evangelical Lutheran Good Samaritan Society Project, Series R:
5.00%, 06/01/20	1,000	1,049,410
5.00%, 06/01/22	1,000	1,090,910
5.00%, 06/01/24	1,235	1,382,237
5.00%, 06/01/26	1,000	1,134,210
5.00%, 06/01/28	1,500	1,703,115
5.00%, 06/01/29	1,315	1,486,647
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series A, 5.00%, 02/01/21	5,000	5,291,150
Catholic Health Initiatives, Series A, 5.25%, 02/01/31	5,000	5,249,550
NCMC, Inc. Project, 5.00%, 05/15/28	5,000	5,719,250

4

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado (continued)
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/56	$10,000	$10,767,200
Colorado Housing & Finance Authority, RB, S/F, Mortgage Class I Bond (Ginnie Mae):
3.60%, 11/01/38	6,000	5,881,620
3.70%, 11/01/42	8,690	8,512,724
Public Authority for Colorado Energy, RB, 6.25%, 11/15/28	5,000	6,208,950
Rampart Range Metropolitan District No. 1, Refunding RB, (AGM), 5.00%, 12/01/47	5,000	5,583,250

		150,605,425
Connecticut — 0.8%
Connecticut Housing Finance Authority, RB:
M/F, Series B-1, 4.10%, 11/15/39	2,250	2,305,980
M/F, Series B-1, 4.15%, 11/15/44	5,420	5,552,085
S/F, Series A, 3.85%, 05/15/45	5,800	5,838,106
Connecticut Housing Finance Authority, Refunding RB:
M/F, Sub-Series C-1, 3.63%, 11/15/38	9,775	9,629,939
M/F, Sub Series F-1, 3.90%, 11/15/44	1,500	1,512,915
M/F, Sub-Series F-1, 4.00%, 11/15/49	2,000	2,022,260
M/F, Sub-Series F-1, 4.05%, 11/15/54	2,000	2,027,340
S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	5,000	5,047,350
Sub Series C-1,M/F, 3.95%, 05/15/38	2,225	2,269,634
Connecticut State Health & Educational Facility Authority, RB, Hartford Healthcare Obligated Group, Series F, 5.00%, 07/01/45	5,000	5,382,250
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	8,655	8,874,231
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	5,552	5,991,071
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C(a):
5.75%, 02/01/24	3,320	3,521,889
5.75%, 02/01/25	3,755	4,002,755

Security	Par (000)	Value
Connecticut (continued)
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C(a) (continued):
6.25%, 02/01/30	$4,930	$5,441,882

		69,419,687
Delaware — 0.1%
County of New Castle Delaware, GO, Refunding, 5.00%, 10/01/45	10,000	11,327,000

District of Columbia — 2.1%
District of Columbia, GO:
Series A, 5.00%, 06/01/41	10,000	11,334,700
Series D, 5.00%, 06/01/41	5,000	5,685,850
Series D, 5.00%, 06/01/42	10,000	11,436,100
District of Columbia, Refunding RB, Georgetown University Issue, 5.00%, 04/01/42	5,000	5,610,200
District of Columbia Water & Sewer Authority, RB, Series A:
Green Bond, 5.00%, 10/01/49	25,000	28,662,250
Subordinate Lien, 5.00%, 10/01/48	10,000	11,003,500
District of Columbia Water & Sewer Authority, Refunding RB:
Series B, 5.00%, 10/01/49	25,000	28,662,250
Subordinate Lien, Series C, 5.00%, 10/01/39	10,000	11,226,400
Metropolitan Washington Airports Authority, Refunding ARB, AMT:
5.00%, 10/01/24	5,000	5,691,000
5.00%, 10/01/27	5,000	5,862,700
Series A, 5.00%, 10/01/24	5,000	5,691,000
Series A, 5.00%, 10/01/30	5,000	5,592,450
Series A, 5.00%, 10/01/48	10,000	11,281,900
Dulles Toll Road Revenue, Dulles Metrorail Project, Series A, 5.00%, 10/01/53	10,000	10,557,800
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/32	10,000	11,332,200
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	4,015	5,866,076

5

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/35	$5,000	$5,782,450

		181,278,826
Florida — 2.6%
Babcock Ranch Community Independent Special District, Special Assessment Bonds:
4.75%, 11/01/26	400	411,708
5.00%, 11/01/31	500	508,085
5.25%, 11/01/46	3,490	3,529,158
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project(e)(f):
1st Mortgage, Series A, 8.00%, 01/01/34	550	412,500
1st Mortgage, Series A, 8.25%, 01/01/44	940	705,000
1st Mortgage, Series A, 8.25%, 01/01/49	3,010	2,257,500
Series A, 5.75%, 01/01/50	395	351,574
Series B, 7.00%, 01/01/35(b)	1,390	1,323,933
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 05/01/24	295	302,180
5.00%, 05/01/34	750	761,760
5.13%, 05/01/45	1,030	1,046,346
Charlotte County Industrial Development Authority, RB, AMT, Town & Country Utilities Project, 5.50%, 10/01/36(a)	3,500	3,402,280
City of Jacksonville Florida, RB, Jacksonville University Project, Series B, 5.00%, 06/01/53(a)	3,250	3,400,280
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,125,040
County of Brevard Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/31	5,000	5,435,300
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.25%, 05/15/49(a)	1,000	1,000,000
County of Miami-Dade Florida Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	10,000	11,206,600
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT:
Series A, 5.00%, 10/01/36	5,000	5,539,550
Series B, AMT, 5.00%, 10/01/19	5,000	5,165,300
Taxable, Series C, 4.06%, 10/01/31	11,120	11,119,889

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Educational Facilities Authority, RB, Series A, 5.00%, 04/01/53	$25,000	$27,705,250
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	6,125	6,834,398
County of Miami-Dade Florida School Board, GO, Series A, 5.00%, 03/15/44	10,000	11,151,900
County of Miami-Dade Florida Transit System, Refunding RB, (AGM), 5.00%, 07/01/42	10,000	10,882,700
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/28	5,000	5,480,650
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 06/01/49	1,000	1,145,880
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	10,000	11,193,500
Crossings at Fleming Island Community Development District, Refunding, Special Assessment Bonds, 6.50%, 05/01/44	2,390	2,492,818
Florida Development Finance Corp., RB, Renaissance Charter School, Series A:
5.75%, 06/15/29	365	385,958
6.00%, 06/15/34	440	462,906
6.13%, 06/15/44	1,685	1,750,496
Florida Higher Educational Facilities Financial Authority, Refunding RB, 5.00%, 04/01/27	5,000	5,385,500
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/42	10,000	11,124,200
Lakewood Ranch Stewardship District Special Assessment Bonds:
4.25%, 05/01/25	565	573,746
4.88%, 05/01/35	1,190	1,209,195
4.88%, 05/01/45	2,420	2,435,561
Village of Lakewood Ranch Sector Projects, 4.00%, 05/01/21	785	796,987
Village of Lakewood Ranch Sector Projects, 4.25%, 05/01/26	1,125	1,150,256
Village of Lakewood Ranch Sector Projects, 5.13%, 05/01/46	6,340	6,560,632

6

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Live Oak Lake Community Development District, Special Assessment Bonds:
4.50%, 05/01/36	$2,400	$2,331,480
4.63%, 05/01/47	4,500	4,303,575
Mid-Bay Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,508,950
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series B, 5.00%, 05/01/37	1,870	1,964,024
Sarasota County Health Facilities Authority, RB, Sunnyside Village Project:
5.00%, 05/15/38	1,040	1,141,265
5.00%, 05/15/48	1,275	1,392,759
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	10,000	11,208,500
State of Florida, GO, Refunding, Go, Refunding, Capital Outlay, Series A, 5.00%, 06/01/21	10,000	10,834,400
State of Florida Department of Transportation, RB, 5.00%, 07/01/36	5,000	5,521,300
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/10(e)(f)	143	91,229
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	2,030	2,048,392
Tolomato Community Development District, Refunding, Special Assessment Bonds(g):
Convertible CAB, Series A3, 6.61%, 05/01/40	360	347,112
Convertible CAB, Series A4, 6.61%, 05/01/40	190	153,672
Series 2015-2, 6.61%, 05/01/40	490	321,082
Tolomato Community Development District(e):
Series 1, 6.61%, 05/01/40(g)	800	637,152
Series 3, 6.61%, 05/01/40(f)	535	5
Special Assessment, Series 3, 6.38%, 05/01/17(f)	425	4
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 05/01/35	2,355	2,411,426
5.63%, 05/01/45	3,680	3,752,238
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,575,705

Security	Par (000)	Value
Florida (continued)
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 05/01/23	$2,000	$2,119,440

		226,390,226
Georgia — 1.7%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, Series B, 5.00%, 11/01/47	5,000	5,722,000
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	3,820	3,828,213
4.00%, 12/01/48	2,255	2,254,887
Georgia Housing & Finance Authority, RB, S/F:
Series A, 3.60%, 12/01/33	2,500	2,505,500
Series A, 3.85%, 12/01/38	6,600	6,609,438
Series B-1, 3.65%, 06/01/44	9,660	9,595,761
Series C, 3.75%, 06/01/48	2,500	2,482,150
Metropolitan Atlanta Rapid Transit Authority, RB:
Series A, 5.00%, 07/01/41	10,000	11,199,000
Series A, 5.00%, 07/01/42	10,000	11,192,500
Series A, 5.00%, 07/01/43	10,000	11,185,900
Series A, 5.00%, 07/01/44	10,000	11,179,400
Series A, 5.00%, 07/01/45	10,000	11,172,900
Series B, 5.00%, 07/01/44	10,000	11,317,800
Series B, 5.00%, 07/01/45	10,000	11,310,400
Municipal Electric Authority of Georgia, Refunding RB, Project One, Series A, 5.00%, 01/01/35	5,000	5,442,550
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.66%, 04/01/57	16,894	20,254,554
State of Georgia, GO, Tranche 1, Series A, 5.00%, 07/01/27	5,515	6,648,774

		143,901,727
Guam — 0.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	250	255,080

Hawaii — 0.1%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	5,000	5,502,400

Illinois — 5.4%
Chicago Board of Education, GO, Dedicated Revenues, Series H, 5.00%, 12/01/46	5,000	5,114,800

7

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, GO:
Series A, 5.00%, 12/01/42	$50,165	$50,522,676
Series B, 4.00%, 12/01/35	11,230	10,496,906
Series C, 5.25%, 12/01/39	7,050	7,272,428
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series C, 5.00%, 12/01/26	5,000	5,258,050
Series C, 5.00%, 12/01/27	4,585	4,838,000
Series C, 5.00%, 12/01/34	5,590	5,799,010
Series F, 5.00%, 12/01/23	7,220	7,582,155
Chicago O’Hare International Airport, Refunding RB, AMT:
Series A, 5.00%, 01/01/20	5,000	5,191,950
Series A, 5.00%, 01/01/26	10,000	10,923,400
Series B, 5.00%, 01/01/24	5,000	5,402,600
City of Chicago Illinois, GO, Refunding:
Series A, 6.00%, 01/01/38	11,020	12,466,375
Project, Series A, 5.00%, 01/01/35	5,000	5,200,800
Series C, 5.00%, 01/01/40	5,000	5,021,300
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Obligated Group, 5.50%, 05/15/30	1,000	1,052,380
Lutheran Home & Services Obligated Group, 5.63%, 05/15/42	2,500	2,612,725
Mercy Health System Obligation, 5.00%, 12/01/21	5,000	5,394,500
Mercy Health System Obligation, 5.00%, 12/01/23	5,000	5,555,500
Mercy Health System Obligation, 5.00%, 12/01/46	5,000	5,416,200
Presence Health Network, Series C, 5.00%, 02/15/23	5,000	5,596,350
Presence Health Network, Series C, 5.00%, 02/15/25	5,000	5,762,200
Presence Health Network, Series C, 5.00%, 02/15/26	5,000	5,825,750
Illinois Housing Development Authority, Refunding RB, Housing, Sub-Series A-1:
3.70%, 07/01/34	3,175	3,201,384
3.85%, 01/01/36	1,010	1,014,151
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A:
0.00%, 12/15/56(d)	53,465	7,987,136
5.00%, 06/15/57	14,590	15,536,016

Security	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(d)	$63,985	$10,597,196
Northern Illinois Municipal Power Agency, Refunding RB, Series A:
5.00%, 12/01/27	5,000	5,732,800
5.00%, 12/01/30	5,000	5,608,550
5.00%, 12/01/41	5,000	5,461,400
Railsplitter Tobacco Settlement Authority, RB:
5.00%, 06/01/22	5,000	5,460,200
5.00%, 06/01/23	5,000	5,555,150
5.00%, 06/01/24	10,000	11,243,100
5.00%, 06/01/25	10,000	11,355,300
State of Illinois, GO:
5.10%, 06/01/33	15,000	14,476,500
Series B, 5.00%, 11/01/19	25,000	25,727,000
Series D, 5.00%, 11/01/20	25,000	26,157,750
Series D, 5.00%, 11/01/22	25,000	26,437,500
Series D, 5.00%, 11/01/23	25,000	26,547,750
Series D, 5.00%, 11/01/24	25,000	26,547,000
Series D, 5.00%, 11/01/25	25,000	26,621,000
State of Illinois, GO, Refunding, 5.00%, 02/01/21	25,000	26,062,750

		465,635,688
Indiana — 0.2%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 01/01/24	550	608,740
Indiana Finance Authority, RB, Series A:
Green Bond, CWA Authority Project, 5.00%, 10/01/41	4,290	4,799,781
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	5,000	5,346,000
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	3,025	3,112,755
Indiana Housing & Community Development Authority, RB, S/F, Series A (Ginnie Mae), 3.90%, 07/01/43	1,420	1,436,571

		15,303,847
Iowa — 0.6%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(b)	16,855	17,898,324
Midwestern Disaster Area, 5.50%, 12/01/22	10	10,059

8

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Iowa (continued)
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project (continued):
Midwestern Disaster Area, 5.25%, 12/01/25	$11,350	$12,102,278
Midwestern Disaster Area, 5.88%, 12/01/26(a)	9,080	9,540,901
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 06/01/34	2,580	2,603,942
Series C, 5.50%, 06/01/42	2,000	2,019,320
Series C, 5.63%, 06/01/46	4,960	5,011,138

		49,185,962
Kansas — 0.1%
University of Kansas Hospital Authority, Refunding RB, Improvement KU Health System, 5.00%, 09/01/45	5,000	5,510,250

Kentucky — 1.2%
Kentucky Asset Liability Commission, Refunding RB, Series B, 2.12%, 11/01/25(b)	10,000	9,816,300
Kentucky Economic Development Finance Authority, RB:
Baptist Healthcare System, Series B, 5.00%, 08/15/33	5,000	5,459,200
Owensboro Health, Inc., Series A, 5.25%, 06/01/50	25,000	26,615,750
Kentucky Economic Development Finance Authority, Refunding RB:
Owensboro Health, Inc., Series A, 5.00%, 06/01/28	6,105	6,784,181
Owensboro Health, Inc., Series A, 5.00%, 06/01/29	3,500	3,872,715
Owensboro Health, Inc., Series A, 5.25%, 06/01/41	5,000	5,437,600
Owensboro Health, Inc., Series B, 5.00%, 06/01/40	5,000	5,346,350
Taxable, Baptist Healthcare System, 5.08%, 08/15/48	15,000	15,366,150
Kentucky Public Energy Authority, RB, Series A, 4.00%, 04/01/48(b)	25,000	26,524,250
Westvaco Corp., RB, MeadWestvaco Corp., 7.67%, 01/15/27(a)	3,100	3,659,141

		108,881,637
Louisiana — 0.4%
East Baton Rouge Sewerage Commission, Refunding RB, Series B, 5.00%, 02/01/39	10,000	11,163,600
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(a)	5,920	6,121,043

Security	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, RB, Provident Group — Flagship Properties LLC, Series A, 5.00%, 07/01/56	$5,000	$5,353,550
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 5.00%, 05/01/41	10,000	11,089,900

		33,728,093
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Bowdoin College, Series A, 5.00%, 07/01/39	3,280	3,359,474
Maine State Housing Authority, RB:
M/F, Series F, 3.65%, 11/15/42	1,110	1,088,932
S/F, Series A, 3.75%, 11/15/38	1,500	1,497,825
S/F, Series B, 3.50%, 11/15/33	5,000	4,964,850
S/F, Series B, 3.65%, 11/15/37	1,100	1,089,462
S/F, Series B, 3.75%, 11/15/38	615	613,247
S/F, Series B, 3.85%, 11/15/43(c)	3,680	3,638,821
Maine State Housing Authority, Refunding RB:
M/F, Series A-3, 3.63%, 11/15/39	4,445	4,396,150
M/F, Series A-3, 3.75%, 11/15/44	5,000	4,999,800
Series C-1, AMT, 4.00%, 11/15/34	7,125	7,262,014

		32,910,575
Maryland — 1.3%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	600	607,026
5.25%, 07/01/44	1,220	1,232,749
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	2,840	3,050,245
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 02/15/44	1,170	1,199,835
Maryland Community Development Administration, RB, M/F:
Series A, 3.80%, 07/01/38	1,565	1,569,820
Series A, 3.95%, 07/01/43	2,350	2,359,001
Series A, 4.13%, 07/01/53	1,000	1,004,960
Series A, 4.25%, 01/01/60	3,000	3,013,620
Series D, 4.20%, 01/01/56	4,220	4,274,058
Maryland EDC, RB, Purple Line Light Rail Project, AMT:
5.00%, 03/31/24	25,000	26,882,000
5.00%, 09/30/26	10,000	10,653,300
5.00%, 03/31/41	10,000	10,892,200
5.00%, 03/31/46	5,000	5,427,950

9

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Maryland (continued)
Maryland EDC, RB, Purple Line Light Rail Project, AMT (continued):
5.00%, 03/31/51	$10,000	$10,812,500
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,140	1,185,304
Maryland Stadium Authority, RB:
Baltimore City Public School, 5.00%, 05/01/41	10,000	11,213,200
Construction & Revitalization, 5.00%, 05/01/35	10,000	11,565,600
Construction & Revitalization, 5.00%, 05/01/42	5,000	5,719,950

		112,663,318
Massachusetts — 5.8%
Commonwealth of Massachusetts, GO:
Series A, 5.00%, 01/01/38	5,000	5,750,700
Series A, 5.00%, 01/01/44	25,000	28,579,750
Series A, 5.00%, 01/01/46	5,000	5,707,300
Series A, 5.00%, 01/01/48	10,000	11,397,300
Series B, 5.00%, 04/01/47	5,000	5,653,950
Series F, 5.00%, 11/01/40	25,000	28,652,750
Series F, 5.00%, 11/01/41	5,000	5,726,250
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement & Accelerated Bridge Programs, Series A:
5.00%, 06/01/42	10,000	11,419,600
5.00%, 06/01/47	10,000	11,378,600
5.00%, 06/01/48	30,000	34,540,500
Massachusetts Bay Transportation Authority, Refunding RB, Sub-Series A-2:
5.00%, 07/01/37	5,000	5,740,650
5.00%, 07/01/38	5,000	5,728,150
5.00%, 07/01/39	5,000	5,719,850
Massachusetts Clean Water Trust, RB, Green Bonds, Series 20, 5.00%, 02/01/35	5,000	5,684,800
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 5.00%, 07/01/44	10,000	10,752,000
Caregroup, Series J-2, 5.00%, 07/01/43	15,000	16,476,150
Caregroup, Series J-2, 5.00%, 07/01/48	25,000	27,267,500
Caregroup, Series J-2, 5.00%, 07/01/53	15,000	16,296,600

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB:
Caregroup, Series H-1, 5.00%, 07/01/23	$5,000	$5,576,400
Caregroup, Series H-1, 5.00%, 07/01/24	5,000	5,647,200
Caregroup, Series H-1, 5.00%, 07/01/25	5,000	5,705,300
Caregroup, Series I, 5.00%, 07/01/27	5,000	5,737,450
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(a)	2,000	2,014,320
Emmanuel College Issue, Series A, 5.00%, 10/01/43	10,000	10,856,200
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	1,260	1,351,854
New Bridge Charles, Inc., 4.00%, 10/01/32(a)	2,560	2,567,680
New Bridge Charles, Inc., 4.13%, 10/01/42(a)	1,595	1,588,923
New Bridge Charles, Inc., 5.00%, 10/01/57(a)	4,090	4,334,582
UMass Memorial Health Care Obligated Group Issue, Series K, 5.00%, 07/01/38	5,000	5,469,200
Umass Memorial Healthcare, 5.00%, 07/01/44	10,000	10,923,200
Woods Hole Oceanographic Institution Issue, 5.00%, 06/01/43	5,000	5,720,700
Woods Hole Oceanographic Institution Issue, 5.00%, 06/01/48	5,000	5,698,350
Worchester Polytechnic Institutes, Series B, 5.00%, 09/01/45	10,000	11,238,500
Massachusetts Educational Financing Authority, RB, AMT:
Issue I, 5.00%, 01/01/24	5,000	5,590,050
Series A, 5.00%, 01/01/22	10,000	10,841,800
Massachusetts Housing Finance Agency, RB, M/F, Series C:
4.13%, 12/01/45	1,505	1,531,036
4.25%, 06/01/55	1,470	1,503,075
Massachusetts Housing Finance Agency, Refunding RB:
M/F, Series A, 4.60%, 12/01/55	2,340	2,413,453
S/F Housing, Series 163, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 12/01/33	4,460	4,541,663
S/F, Series 172, 3.65%, 12/01/35	3,450	3,478,359
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC), 5.00%, 01/01/27	1,000	1,009,840

10

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Port Authority, Refunding ARB, AMT, Series B, 5.00%, 07/01/43	$25,000	$27,744,000
Massachusetts School Building Authority, Refunding RB, Series A, 5.25%, 02/15/48	50,000	58,252,500
Massachusetts State College Building Authority, Refunding RB, Series A, 5.00%, 05/01/37	5,000	5,624,750
Massachusetts Water Resources Authority, Refunding RB, Series C:
General, 5.00%, 08/01/35	5,000	5,740,750
Green Bond, 5.00%, 08/01/40	25,000	28,382,000
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 07/01/41	10,000	10,665,500
University of Massachusetts Building Authority, Refunding RB, Senior, Series 1, 5.00%, 11/01/44	10,000	11,175,700

		505,396,735
Michigan — 1.9%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Water & Sewerage Department:
Senior Lien, Series A, 5.00%, 07/01/23	5,000	5,468,100
Series D (AGM), 2.17%, 07/01/32(b)	5,000	4,785,700
Coldwater Community Schools, GO, (Q-SBLF), 5.00%, 05/01/47	5,000	5,702,150
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 09/01/22	15,170	17,831,121
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Senior Lien, Series C, 5.25%, 07/01/33	5,000	5,805,450
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	5,000	5,510,800
Michigan Finance Authority, Refunding RB:
Government Loan Program, Series C, 5.00%, 07/01/34	4,000	4,376,400
Government Loan Program, Series C, 5.00%, 07/01/35	4,000	4,366,200
Henry Ford Health System, 5.00%, 11/15/37	5,000	5,545,100
Local Government Loan Program, Series B, 5.00%, 07/01/44	5,000	5,323,950

Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB (continued):
Local Government Loan Program, Series D-6 (NPFGC), 5.00%, 07/01/21	$5,000	$5,383,750
Trinity Health Credit Group, Series A, 5.00%, 12/01/47	25,000	26,944,250
Michigan State Building Authority, Refunding RB, Facility Program, Series I, 5.00%, 04/15/38	4,675	5,231,512
Michigan State Housing Development Authority, RB:
M/F Housing, Series A, 4.30%, 10/01/40	4,250	4,359,523
S/F, 3.95%, 12/01/40	4,415	4,473,675
S/F, Series A, 3.95%, 12/01/35	1,135	1,156,338
Series A, 4.15%, 10/01/53	5,000	4,981,550
Michigan State Housing Development Authority, Refunding RB, M/F, Rental Housing, Series D:
3.95%, 10/01/37	3,180	3,214,789
4.00%, 10/01/42	3,495	3,529,705
4.50%, 10/01/48	8,090	8,261,023
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	10,425	10,613,171
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 06/01/42	2,375	2,379,228
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	5,000	5,457,650
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	5,000	4,982,600
University of Michigan, Refunding RB, Series A, 5.00%, 04/01/42	10,000	11,526,100

		167,209,835
Minnesota — 1.1%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project:
5.50%, 07/01/35	665	680,116
5.50%, 07/01/40	750	762,293
Series A, 5.75%, 07/01/46	1,220	1,253,086
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 07/01/50	2,500	2,645,300
City of Minneapolis Minnesota, RB, Hiawatha Academies Project, Series A, 5.00%, 07/01/47	3,000	2,972,640

11

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Minnesota (continued)
County of Hennepin Minnesota Sales Tax Revenue, Refunding RB, Ballpark Project, Series A, 5.00%, 12/15/29	$5,000	$5,696,500
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Senior, Series A, 5.00%, 01/01/28	5,000	5,904,950
Minnesota Housing Finance Agency, Refunding RB, S/F, Residential Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.45%, 07/01/33	4,290	4,265,204
3.10%, 07/01/35	2,000	1,923,560
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 09/01/46	1,805	1,909,076
6.00%, 09/01/51	2,710	2,892,193
State of Minnesota, GO, Series A:
5.00%, 08/01/30	10,000	12,074,100
5.00%, 08/01/31	10,000	12,016,000
5.00%, 08/01/32	10,000	11,977,500
5.00%, 08/01/34	10,000	11,881,900
5.00%, 08/01/35	10,000	11,834,400
Woodbury Housing & Redevelopment Authority, RB, St. Therese of Woodbury, 5.00%, 12/01/34	1,200	1,248,792

		91,937,610
Mississippi — 0.1%
Mississippi Hospital Equipment & Facilities Authority, RB, Baptist Memorial Health Corp., Series A, 5.00%, 09/01/46	10,000	10,663,900

Missouri — 0.9%
City of State Louis Missouri Airport Revenue, RB, Series C (AGM):
5.00%, 07/01/47	5,000	5,649,850
5.00%, 07/01/42	5,000	5,670,350
City of State Louis Missouri Airport Revenue, Refunding ARB, Series A (AGM):
5.00%, 07/01/22	5,000	5,537,500
5.00%, 07/01/23	5,000	5,641,950
5.00%, 07/01/25	5,000	5,786,150
5.00%, 07/01/24	5,000	5,719,850
County of Saint Louis Missouri IDA, Refunding RB, Nazareth Living Center Project, 5.13%, 08/15/45	1,800	1,864,242

Security	Par (000)	Value
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, RB, Taxable, Washington University, Series A, 3.65%, 08/15/57	$5,245	$4,913,568
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church(a):
5.75%, 11/15/36	8,295	7,986,509
6.00%, 11/15/46	5,125	4,982,013
6.00%, 11/15/51	2,060	1,985,263
Metropolitan State Louis Sewer District, Refunding RB, Series A:
5.00%, 05/01/42	5,000	5,748,900
5.00%, 05/01/47	10,000	11,440,500
Missouri Housing Development Commission, RB, S/F, Special Homeowners, Series B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.63%, 11/01/34	420	422,407
3.75%, 11/01/39	2,105	2,111,820

		75,460,872
Montana — 0.0%
Montana State Board of Housing, RB, S/F, Series B-2, 3.60%, 12/01/47	1,000	983,940

Nebraska — 0.4%
Nebraska Investment Finance Authority, RB, S/F, Series C:
3.45%, 09/01/33	7,205	7,221,571
3.75%, 09/01/38	9,345	9,366,213
Nebraska Investment Finance Authority, Refunding RB, Fannie Mae & Freddie Mac), S/F (Ginnie Mae:
3.85%, 03/01/38	1,050	1,060,637
3.75%, 09/01/35	4,250	4,293,180
Omaha Public Power District, Refunding RB:
Series A, 5.00%, 02/01/42	10,000	11,524,500
System, Series C, 5.00%, 02/01/43	5,000	5,600,350

		39,066,451
Nevada — 1.7%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 06/01/40	5,175	5,714,338
County of Clark Department of Aviation, Refunding RB, Junior Sub-Lien, AMT, Series C, 5.00%, 07/01/21	10,000	10,776,100
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/43	25,000	28,693,500

12

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nevada (continued)
County of Clark Nevada, GO, Stadium Improvement, Series A (continued):
5.00%, 05/01/48	$50,000	$57,162,500
County of Clark School District, GO, Refunding, Series A:
5.00%, 06/15/23	5,000	5,607,350
5.00%, 06/15/24	5,000	5,679,950
County of Clark School District Nevada, GO, Refunding, Series A, 5.00%, 06/15/22	5,000	5,521,900
Las Vegas Nevada Special Improvement District 607, Refunding, Special Assessment Bonds, Local Improvement:
5.00%, 06/01/23	350	374,934
5.00%, 06/01/24	225	240,226
Las Vegas Valley Water District, Refunding, GOL, Water Improvement, Series A, 5.00%, 06/01/46	25,000	28,098,500
State of Nevada Department of Business & Industry, RB(a):
Green Bond, Fulcrum Sierra Holdings, AMT, 6.95%, 02/15/38(h)	2,430	2,462,878
Somerset Academy, Series A, 4.50%, 12/15/29	350	356,727
Somerset Academy, Series A, 5.00%, 12/15/38	565	581,266
Somerset Academy, Series A, 5.00%, 12/15/48	690	705,146

		151,975,315
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a)(h):
Series B, 4.63%, 11/01/42	5,215	5,235,652
Series C, AMT, 4.88%, 11/01/42	2,995	3,008,028
New Hampshire Health and Education Facilities Authority Authority, RB, Cathlic Medical Center Issue, 5.00%, 07/01/44	5,000	5,449,850

		13,693,530
New Jersey — 3.0%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	5,000	5,351,850
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	7,105	7,172,000

Security	Par (000)	Value
New Jersey (continued)
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	$1,500	$1,614,600
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	4,660	5,030,656
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	8,325	9,084,989
Series A, 5.00%, 11/01/27	5,000	5,620,500
New Jersey EDA, Refunding RB:
Series A, 5.00%, 07/01/23	5,000	5,523,650
Series B, 5.00%, 11/01/20	5,000	5,285,400
Series B, 5.00%, 11/01/21	5,000	5,372,150
Series B, 5.00%, 11/01/22	5,000	5,438,750
Series B, 5.00%, 11/01/23	5,000	5,491,750
Series B, 5.00%, 11/01/24	5,000	5,531,400
Series B, 5.00%, 11/01/25	5,000	5,578,100
Series B, 5.00%, 11/01/26	5,000	5,595,650
Sub-Series A (BAM), 5.00%, 07/01/27	5,000	5,744,800
Transit Corp. Projects, Series B, 5.00%, 11/01/19	5,000	5,169,200
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/39	5,000	5,682,700
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/52	7,650	8,489,664
Hospital Asset Transformation Program, 5.00%, 10/01/23	5,000	5,477,000
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	1,000	1,097,450
St. Barnabas Health Care, Series A, 5.00%, 07/01/23	1,100	1,213,564
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 07/01/24	3,100	3,409,256
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
5.00%, 12/01/21	5,000	5,405,850
5.00%, 12/01/22	5,000	5,484,800
5.00%, 12/01/23	5,000	5,542,600
New Jersey Infrastructure Bank, RB, Environmental Infrastructural, Series B-1, AMT:
5.00%, 09/01/20	260	275,657

13

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Infrastructure Bank, RB, Environmental Infrastructural, Series B-1, AMT (continued):
5.00%, 09/01/22	$215	$238,130
5.00%, 09/01/24	350	400,061
5.00%, 09/01/25	195	225,541
5.00%, 09/01/26	390	455,290
4.00%, 09/01/36	450	466,168
4.00%, 09/01/37	235	242,710
4.00%, 09/01/42	1,480	1,513,685
4.00%, 09/01/47	2,015	2,053,124
New Jersey Transportation Trust Fund Authority, RB:
Build America Bonds, Series B, 6.88%, 12/15/39	11,700	11,956,113
Build America Bonds, Series B, 6.56%, 12/15/40	9,000	11,102,040
Build America Bonds, Series C, 6.10%, 12/15/28	2,500	2,617,825
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/20	10,000	10,513,900
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/21	5,000	5,333,250
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/22	5,000	5,413,950
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/23	5,000	5,495,550
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/27	5,000	5,622,450
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	5,000	5,600,500
Transportation Program Notes, Series BB-2, 2.69%, 06/15/34(b)	10,000	10,034,800
New Jersey Transportation Trust Fund Authority, Refunding RB (NPFGC):
5.25%, 12/15/21	5,000	5,444,750
Transportation System, Series B, 5.50%, 12/15/21	5,000	5,483,950
South Jersey Port Corp., ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/42	15,000	16,278,450
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	5,000	5,475,250

Security	Par (000)	Value
New Jersey (continued)
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/48	$15,000	$16,205,400

		258,856,873
New Mexico — 0.0%
New Mexico Mortgage Finance Authority, RB, S/F (Fann(Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 09/01/42	3,785	3,761,155

New York — 13.7%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	400	428,588
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	5,000	5,074,350
City of New York, GO, Sub-Series F-1:
5.00%, 04/01/40	10,000	11,482,700
5.00%, 04/01/45	25,000	28,507,500
City of New York New York, GO, Sub-Series F-1, 5.00%, 04/01/43	25,000	28,573,750
City of New York New York Water & Sewer System, RB, Series DD, 5.00%, 06/15/47	5,000	5,661,400
City of New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 07/15/40	5,000	5,550,550
City Of New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 07/15/40	5,000	5,589,450
City of New York Water & Sewer System, Refunding RB, 2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	15,000	17,319,000
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	27,600	28,593,324
5.00%, 06/01/42	28,915	28,793,557
5.00%, 06/01/45	6,930	6,860,561
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	3,630	3,793,096
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	14,795	14,684,185

14

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 06/01/21	$2,602	$2,589,405
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	5,000	5,354,850
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	5,000	5,314,600
Dutchess County Local Development Corp., RB, Health Quest System, Inc., Series B, 5.00%, 07/01/46	25,000	27,402,000
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	18,765	18,576,975
Metropolitan Transportation Authority, RB, Sub-Series A-1, 5.00%, 11/15/45	5,000	5,509,750
Metropolitan Transportation Authority, Refunding RB:
Cllimate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/33	5,000	5,828,700
Cllimate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/35	5,000	5,785,050
Cllimate Bond Certified, Green Bond, Series B-2, 5.00%, 11/15/34	5,000	5,802,500
Green Bond, Series B-1, 5.00%, 11/15/46	5,015	5,676,378
Green Bonds, Climate Bond Certified, Series B, 5.00%, 11/15/24	5,000	5,731,550
Green Bonds, Series C-1, 5.00%, 11/15/24	10,000	11,463,100
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	10,000	10,814,900
New York City Housing Development Corp., RB, M/F:
Series A-1, 3.95%, 11/15/44	15,000	15,331,800
Series C-1-A, 3.50%, 11/01/33	5,000	4,994,000
Series C-1-A, 3.70%, 11/01/38	10,000	10,019,500
Series C-1-A, 4.20%, 11/01/44	10,000	10,160,200
Series C-1-A, 3.95%, 11/01/48	25,000	24,999,000
Series G-1, 3.90%, 05/01/45	10,000	10,069,300
Series G-1, 4.00%, 05/01/48	5,000	5,048,550
Sustainable Neighborhood, 3.85%, 11/01/43	10,000	9,967,600

Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series F-1:
5.00%, 05/01/31	$5,000	$5,810,950
5.00%, 05/01/33	5,000	5,773,650
New York City Water & Sewer System, RB, Series 2018-CC-1, 5.00%, 06/15/48	20,000	22,686,000
New York City Water & Sewer System, Refunding RB, Second Generation Resolution, 5.00%, 06/15/39	15,000	17,332,650
New York Liberty Development Corp., Refunding RB:
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	49,285	51,797,056
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	240	263,472
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	570	627,382
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(a)	1,655	1,959,355
4 World Trade Center Project, 5.00%, 11/15/44	10,000	10,765,800
New York State Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/37	10,000	11,583,800
Bid Group 3, Series A, 5.00%, 03/15/39	10,000	11,521,300
Bid Group 3, Series A, 5.00%, 03/15/41	25,000	28,736,750
Montefiore Obligated Group (AGM), 4.95%, 08/01/48	4,950	5,044,496
New York University Hospitals Center, Series A, 5.00%, 07/01/43	5,000	5,530,800
Series B, 2.70%, 03/15/22	21,160	20,907,773
New York State Dormitory Authority, Refunding RB:
St. John’s University, Series A, 5.00%, 07/01/32	5,000	5,638,900
Yeshiva University, 5.00%, 09/01/38	730	735,241
New York State Environmental Facilities Corp., RB, Revolving Funds, New York City Municipal Water Finance Authority Projects, Series E, 5.00%, 06/15/47	10,000	11,433,400
New York State Housing Finance Agency, RB:
Green Bond, Series F (SONYMA), 3.70%, 11/01/38	1,430	1,407,949
Green Bond, Series F (SONYMA), 3.85%, 11/01/43	3,235	3,193,754

15

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York State Housing Finance Agency, RB (continued):
Green Bond, Series F (SONYMA), 3.90%, 11/01/48	$4,905	$4,836,232
M/F, Affordable Housing, Series C (HUD), 4.10%, 11/01/45	4,000	4,078,360
M/F, Affordable Housing, Series D (SONYMA), 3.85%, 11/01/43	1,000	996,760
M/F, Affordable Housing, Series E (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.88%, 11/01/46	1,055	1,055,696
M/F, Affordable Housing, Series E (SONYMA), 3.95%, 11/01/48	2,190	2,163,260
M/F, Affordable Housing, Series F (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 4.10%, 11/01/45	2,000	2,041,380
M/F, Affordable Housing, Series F (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.90%, 05/01/47	3,585	3,604,753
M/F, Affordable Housing, Series F (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 4.20%, 05/01/50	1,000	1,022,830
M/F, Affordable Housing, Series G (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.90%, 11/01/44	7,110	7,196,173
M/F, Series B, 4.25%, 11/01/50	5,000	5,127,750
Series G (SONYMA), 3.70%, 11/01/38	2,000	1,974,720
Series G (SONYMA), 3.85%, 11/01/43	2,525	2,492,806
New York State Urban Development Corp., Refunding RB:
Series B, 2.86%, 03/15/24	15,000	14,728,350
State Personal Income Tax, Series A, 5.00%, 03/15/35	10,000	11,200,900
New York Transportation Development Corp., ARB, AMT:
Delta Air Lines Inc., LaGuardia Airport Terminal C&D Redevelopment Project, 5.00%, 01/01/24	10,000	11,096,100
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/25	10,000	11,217,000

Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB, AMT (continued):
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/26	$10,000	$11,235,700
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/27	10,000	11,321,200
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/28	10,000	11,388,600
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/29	10,000	11,328,500
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/30	10,000	11,277,200
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/31	10,000	11,226,200
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/32	10,000	11,175,400
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/33	10,000	11,133,400
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/34	5,000	5,549,950
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/36	10,000	11,066,500
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 07/01/34	5,000	5,391,700
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 07/01/41	10,000	10,685,600
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 07/01/46	50,000	53,293,000

16

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB, AMT (continued):
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.25%, 01/01/50	$50,000	$53,887,500
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	21,810	22,915,113
5.00%, 08/01/31	34,305	35,791,093
Niagara Area Development Corp., Refunding RB, Covanta Energy Project(a):
Series A, AMT, 4.75%, 11/01/42(h)	2,400	2,408,976
Solid Waste Disposal Facility, Series B, 4.00%, 11/01/24	1,000	1,000,520
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	6,675	7,532,537
Consolidated, 168th Series, 4.93%, 10/01/51	6,140	7,047,431
Port Authority of New York & New Jersey, Refunding ARB:
AMT, Series 207, 5.00%, 09/15/24	10,000	11,438,900
AMT, Series 207, 5.00%, 09/15/25	25,000	28,970,250
Consolidated, 205th Series, 5.00%, 11/15/47	5,000	5,707,500
Port Authority of New York & New Jersey, Refunding RB, 195th Series, AMT, 5.00%, 10/01/25	5,000	5,760,100
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/42	25,000	28,714,500
Bid Group 3, Series A, 5.00%, 03/15/43	25,000	28,692,250
Series B, 5.00%, 02/15/33	5,000	5,783,550
Series B, 5.00%, 02/15/36	5,000	5,728,650
Series B, 5.00%, 02/15/37	5,000	5,720,250
State of New York Dormitory Authority, Refunding RB:
Columbia University, Series B, 5.00%, 10/01/38	25,000	29,406,000
New York University, Series A, 5.00%, 07/01/42	5,000	5,458,500
Touro College & University, Series B, 5.75%, 01/01/29	990	1,020,918
State of New York Mortgage Agency, RB, S/F, Series 188:
3.75%, 10/01/38	1,145	1,149,706
3.85%, 10/01/44	3,800	3,819,076

Security	Par (000)	Value
New York (continued)
Westchester County Healthcare Corp., Refunding RB, Senior Lien, Series B, 5.13%, 11/01/20	$5,000	$5,306,100

		1,184,267,637
North Carolina — 0.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University, Series B, 5.00%, 10/01/41	5,000	5,656,700
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 06/30/54	10,000	10,664,900
North Carolina Housing Finance Agency, RB, S/F:
Series 38-B, 3.85%, 07/01/37	5,000	5,060,250
Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.63%, 07/01/33	2,750	2,759,185
Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	1,730	1,745,310
North Carolina Medical Care Commission, RB, 1st Mortgage, Galloway Ridge Project, Series A:
4.50%, 01/01/19	520	523,188
4.75%, 01/01/21	270	277,133
5.00%, 01/01/22	290	298,100
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 01/01/41	2,470	2,563,761
Vidant Health, 5.00%, 06/01/33	5,000	5,573,500
Vidant Health, 5.00%, 06/01/45	5,000	5,452,800
Raleigh Durham Airport Authority, Refunding RB, Series A, AMT:
5.00%, 05/01/34	5,000	5,683,650
5.00%, 05/01/35	5,000	5,675,550
Town of Mooresville North Carolina, Special Assessment Bonds, 5.38%, 03/01/40(a)	2,100	2,069,739

		54,003,766
North Dakota — 0.2%
North Dakota Housing Finance Agency, RB, S/F, Housing finance Program Bonds-Home Mortgage Finance Program:
Series A, 3.55%, 07/01/33	4,500	4,540,635
Series A, 3.75%, 07/01/38	4,710	4,713,344
Series A, 3.85%, 01/01/42	5,000	5,003,500

17

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
North Dakota (continued)
North Dakota Housing Finance Agency, RB, S/F, Housing finance Program Bonds-Home Mortgage Finance Program (continued):
Series D (FHA), 3.55%, 07/01/40	$2,305	$2,277,294

		16,534,773
Ohio — 2.1%
American Municipal Power, Inc., Refunding RB, Series B:
Build America Bonds, 6.45%, 02/15/44	10,000	12,950,700
Prairie State Energy Campus Project, 5.00%, 02/15/34 (b)(g)	5,000	5,071,350
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	2,500	2,515,825
5.88%, 06/01/47	61,690	62,080,498
6.50%, 06/01/47	2,500	2,551,800
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 5.00%, 08/01/22	5,000	5,477,850
County of Franklin Ohio Sales Tax Revenue, RB, Various Purpose:
5.00%, 06/01/43	15,000	17,420,400
5.00%, 06/01/48	10,000	11,568,000
County of Gallia Ohio, Refunding RB, Holzer Health System Obligated Group, 8.00%, 07/01/42	7,290	8,277,358
Northeast Ohio Medical University Foundation, RB, 5.00%, 12/01/42	10,000	10,224,100
Northeast Ohio Regional Sewer District, Refunding RB, 5.00%, 11/15/49	10,000	11,110,600
Ohio Housing Finance Agency, RB, S/F, Mortagage Backed Securities Program, Series D (Ginnie Mae, Fannie Mae & Freddie Mac), 3.63%, 09/01/47	4,950	4,841,199
Ohio Turnpike & Infrastructure Commission, RB, Senior Lien, Series A, 5.00%, 02/15/48	10,000	10,922,000
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	900	1,025,010
State of Ohio, RB, AMT, Portsmouth Bypass Project:
5.00%, 12/31/23	1,295	1,443,044
5.00%, 06/30/22	2,190	2,388,195
5.00%, 06/30/21	1,975	2,113,566
5.00%, 12/31/22	1,550	1,703,760
5.00%, 06/30/23	1,305	1,443,473

Security	Par (000)	Value
Ohio (continued)
University of Cincinnati, RB, Series C, 5.00%, 06/01/41	$5,000	$5,594,200

		180,722,928
Oklahoma — 0.6%
City of Oklahoma Water Utilities Trust, Refunding RB, 5.00%, 07/01/45	10,000	11,357,200
Oklahoma Development Finance Authority, RB, OU Medicine Project:
Series B, 5.50%, 08/15/52	11,620	13,150,354
Series C, 5.45%, 08/15/28	6,081	6,394,111
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 06/01/35(b)	17,820	19,101,614

		50,003,279
Oregon — 0.5%
County of Multnomah Oregon Hospital Facilities Authority, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	865	923,258
Port of Portland Oregon Airport Revenue, RB, AMT, Series 24B:
5.00%, 07/01/47	5,000	5,606,200
5.00%, 07/01/47	5,000	5,529,600
State of Oregon, GO:
Article XI-M Seismic Project, Series C, 5.00%, 06/01/34	5,000	5,826,200
Refunding Article XI-Q, Series F, 5.00%, 05/01/39	5,000	5,679,300
State of Oregon Housing & Community Services Department, RB, M/F Housing, AMT, Series B (Ginnie Mae, Fannie Mae & Freddie Mac):
4.00%, 07/01/37	1,420	1,436,955
4.13%, 07/01/43	1,325	1,338,913
State of Oregon Housing & Community Services Department, Refunding RB, S/F, Series A, 3.88%, 01/01/33	3,740	3,823,065
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	5,000	5,523,300
University of Oregon, RB, Series A, 5.00%, 04/01/46	5,000	5,611,550
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community:
5.00%, 11/15/46	1,000	1,063,820

18

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oregon (continued)
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community (continued):
5.00%, 11/15/51	$730	$771,128

		43,133,289
Pennsylvania — 4.1%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/33(a)	1,250	1,375,538
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 06/15/21	5,000	5,384,900
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB:
AMT, Series B, 5.00%, 07/01/21	5,000	5,396,600
AMT, Series B, 5.00%, 07/01/29	5,000	5,736,500
AMT, Series B, 5.00%, 07/01/30	5,000	5,707,450
AMT, Series B, 5.00%, 07/01/42	5,000	5,556,800
AMT, Series B, 5.00%, 07/01/47	10,000	11,073,600
Series A, 5.00%, 07/01/47	5,000	5,613,200
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A:
5.63%, 07/01/36	4,045	4,379,926
5.63%, 07/01/42	1,675	1,804,947
Commonwealth Financing Authority, RB:
Plancon Program, Series A, 3.86%, 06/01/38	4,120	4,053,750
Series A, 4.14%, 06/01/38	3,945	3,958,492
Tobacco Master Settlement payment, 5.00%, 06/01/20	3,220	3,374,560
Tobacco Master Settlement payment, 5.00%, 06/01/21	2,000	2,141,380
Tobacco Master Settlement payment, 5.00%, 06/01/22	2,875	3,135,303
Tobacco Master Settlement payment, 5.00%, 06/01/23	5,000	5,541,000
Tobacco Master Settlement payment, 5.00%, 06/01/24	5,000	5,604,550
County of Allegheny Hospital Development Authority, Refunding RB, Allegheny Health Network Obligated Group Issue, Series A, 5.00%, 04/01/47	10,000	10,930,000
County of Berks IDA, Refunding RB, Tower Health Projects:
5.00%, 11/01/26	5,000	5,738,000
5.00%, 11/01/47	10,000	10,936,300
5.00%, 11/01/50	15,000	16,368,000

Security	Par (000)	Value
Pennsylvania (continued)
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, Series A:
5.00%, 12/01/22	$895	$951,045
5.00%, 12/01/23	985	1,048,798
5.00%, 12/01/24	1,035	1,104,542
5.00%, 12/01/25	1,075	1,146,799
5.25%, 12/01/45	1,500	1,551,870
County of Franklin Pennsylvania IDA, RB, Menno-Haven, Inc. Project(h):
5.00%, 12/01/38	380	394,459
5.00%, 12/01/53	960	983,098
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, St. Anne’s Retirement Community, 5.00%, 04/01/33	1,575	1,610,579
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	4,815	4,862,091
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, St. Luke’s University Health Network Project, 5.00%, 08/15/46	5,000	5,476,200
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	2,170	2,461,930
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	5,000	5,377,800
Build America Bonds, Series B, 6.53%, 06/15/39	5,000	6,361,800
PA Bridges Finco LP, 5.00%, 12/31/38	5,000	5,395,300
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	5,000	5,451,800
Pennsylvania Bridge Finco LP, 5.00%, 12/31/29	5,000	5,545,050
Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/20	1,980	2,098,305
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/20	5,000	5,239,950
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/21	5,000	5,347,950
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/21	6,170	6,664,772

19

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB (continued):
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/22	$4,495	$4,894,920
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	2,460	2,717,488
Series A, Waste Management, Inc. Project, AMT, 2.63%, 11/01/21	7,500	7,575,975
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	3,250	3,422,835
Pennsylvania Housing Finance Agency, RB:
S/F, Series 123-B, 3.45%, 10/01/32	7,380	7,400,516
S/F, Series 125B, 3.65%, 10/01/42	5,030	4,997,959
S/F, Series 127-B, 3.88%, 10/01/38(h)	5,000	4,996,500
S/F, Series 127-B, 3.95%, 04/01/42(h)	4,000	3,999,960
S/F, Series 2018-117-B, 4.15%, 10/01/45	5,515	5,636,661
S/F, Series B, 3.95%, 10/01/40	3,100	3,134,999
Series 123B, 3.90%, 10/01/37	5,000	5,086,600
Pennsylvania Housing Finance Agency, Refunding RB, Series 121, 2.80%, 10/01/31	5,000	4,736,200
Pennsylvania State University, RB:
5.00%, 09/01/43	10,000	11,565,600
5.00%, 09/01/48	5,000	5,755,050
Pennsylvania Turnpike Commission, RB:
Series A, 5.25%, 12/01/44	25,000	29,158,000
Series A-1, 5.00%, 12/01/47	10,000	11,083,200
Series B, 5.00%, 12/01/43	5,000	5,585,700
Series B, 5.00%, 12/01/48	10,000	11,126,100
Pennsylvania Turnpike Commission, Refunding RB, Motor License Fund, Enhanced Turnpike Subordinate, 5.00%, 12/01/38	5,000	5,570,700
Philadelphia Authority for Industrial Development, Refunding RB, Thomas Jefferson University, Series A:
5.00%, 09/01/35	5,000	5,601,250
5.00%, 09/01/36	5,000	5,585,600
Pittsburgh Water & Sewer Authority, Refunding RB, Series A (AGM), 5.00%, 09/01/26	5,000	5,852,750

Security	Par (000)	Value
Pennsylvania (continued)
Susquehanna Area Regional Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/27	$3,100	$3,350,759

		351,720,256
Puerto Rico — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	9,295	9,410,816
Commonwealth of Puerto Rico, GO, Refunding, Series A(e)(f):
Public Improvement, 5.50%, 07/01/39	6,100	3,309,250
8.00%, 07/01/35	16,450	8,924,125
Commonwealth of Puerto Rico, GO, , 6.00%, 07/01/38(e)(f)	6,950	3,909,375
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 07/01/44	9,140	8,705,850
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	6,910	6,581,775
Puerto Rico Electric Power Authority, RB(e)(f):
Series A, 7.00%, 07/01/33	3,360	2,205,000
Series A, 5.00%, 07/01/42	17,450	11,277,062
Series XX, 5.25%, 07/01/40	7,100	4,588,375

		58,911,628
Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp., Refunding RB, Brown University, 5.00%, 09/01/43	10,000	11,037,300
Rhode Island Housing & Mortgage Finance Corp., RB, M/F, Series 3-B (FHA):
3.70%, 10/01/34	1,550	1,554,960
3.88%, 10/01/39	1,610	1,620,658
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, Homeownership Opportunity, S/F Housing(h):
Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	7,400	7,399,704
Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.55%, 10/01/33	6,590	6,589,868
Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.85%, 10/01/38	9,065	9,064,638

20

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	$5,000	$5,341,200
Series B, 4.50%, 06/01/45	5,000	5,086,950

		47,695,278
South Carolina — 1.9%
County of Lexington South Carolina Health Services District Inc., RB, Lexington Medical Center, 5.00%, 11/01/41	10,000	10,803,900
County of Spartanburg School District No. 7, GO, Refunding Series B (SCSDE), 5.00%, 03/01/48	10,000	11,573,800
South Carolina Job-EDA, RB, Series A, 5.25%, 08/15/46(a)	1,000	994,160
South Carolina Ports Authority, ARB, AMT:
5.00%, 07/01/48	5,450	6,085,851
5.00%, 07/01/55	5,000	5,526,650
South Carolina Public Service Authority, RB:
Build America Bonds, Series C, 6.45%, 01/01/50	1,475	1,954,611
Build America Bonds, Series F (AGM), 6.45%, 01/01/50	5,545	7,573,527
Santee Cooper, Series F (AGM), 5.74%, 01/01/30	5,000	5,666,700
Series A, 5.00%, 12/01/49	10,000	10,544,400
South Carolina Public Service Authority, Refunding RB:
Obligations, Series B, 5.00%, 12/01/41	10,000	10,885,800
Santee Cooper, Series D, 5.00%, 12/01/43	10,000	10,424,600
South Carolina State Housing Finance & Development Authority, RB, S/F, Series A:
3.65%, 07/01/38	6,235	6,182,564
3.75%, 07/01/43	6,080	6,031,178
3.80%, 01/01/49	5,350	5,273,869
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F (Ginnie Mae, Fannie Mae & Freddie Mac), 3.80%, 07/01/34	8,165	8,271,227
Spartanburg Regional Health Services District, Refunding RB, Series A, 5.00%, 04/15/48	10,000	11,034,500
State of South Carolina Public Service Authority, RB, Series E:
5.00%, 12/01/48	10,000	10,511,300
5.50%, 12/01/53	5,000	5,407,450

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series A, 5.75%, 12/01/43(c)	$5,000	$5,516,300
Series A, 5.00%, 12/01/50	10,000	10,621,400
Series C, 5.00%, 12/01/46	10,000	10,626,100

		161,509,887
South Dakota — 0.1%
South Dakota Housing Development Authority, RB, M/F, Homeowner Mortgage, Series A:
3.55%, 11/01/33	4,500	4,509,855
3.80%, 11/01/38	1,070	1,071,530
3.90%, 05/01/42	2,530	2,535,440

		8,116,825
Tennessee — 0.8%
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc.:
5.00%, 04/01/23	1,000	1,098,740
5.00%, 04/01/24	1,000	1,112,750
5.00%, 04/01/25	1,000	1,124,180
5.00%, 04/01/27	1,400	1,593,214
5.00%, 04/01/28	1,000	1,118,090
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Subordinate Tax Increment, Series C, 7.00%, 07/01/45	4,200	4,364,304
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	5,000	5,519,900
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	10,000	10,968,000
Tennessee Energy Acquisition Corp., RB, Gas Project, Series A, 4.00%, 05/01/48(b)	25,000	26,468,250
Tennessee Housing Development Agency, RB, S/F:
3.65%, 07/01/45	2,005	1,954,614
Series 4-B, 3.45%, 07/01/40	1,675	1,642,153
Tennessee Housing Development Agency, Refunding RB, S/F, Issue 2:
3.35%, 01/01/31	1,330	1,320,664
3.40%, 07/01/31	1,095	1,087,083
3.50%, 07/01/33	3,650	3,628,976

21

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tennessee (continued)
Tennessee Housing Development Agency, Refunding RB, S/F, Issue 2 (continued):
3.70%, 07/01/38	$8,485	$8,402,271

		71,403,189
Texas — 7.6%
Arlington Higher Education Finance Corp., RB, Series A, 7.13%, 03/01/44	1,250	1,286,725
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 08/15/42	5,000	5,379,800
City of Austin Texas Airport System Revenue, ARB, Series A, 5.00%, 11/15/41	5,000	5,640,150
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/43	10,000	11,116,800
City of Houston Texas Airport System, ARB, Series B-1, AMT, 5.00%, 07/15/35	7,400	7,945,454
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.50%, 07/15/30	1,000	1,087,770
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	3,000	3,268,350
Subordinate Lien, Series A, 5.00%, 07/01/23	10,000	10,955,300
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	13,000	14,046,890
United Airlines, Inc., Airport Improvement Projects, Series C, 5.00%, 07/15/20	15,950	16,717,833
City of Houston Texas Airport System Revenue, Refunding ARB, Subordinate, Series A, AMT:
5.00%, 07/01/34	5,050	5,774,120
5.00%, 07/01/41	5,000	5,640,800
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D:
5.00%, 07/01/36	10,000	11,470,100
5.00%, 07/01/37	5,000	5,721,450
5.00%, 07/01/38	5,000	5,707,900
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, 4.00%, 01/01/23	985	1,013,732

Security	Par (000)	Value
Texas (continued)
Dallas Texas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	$10,000	$11,223,100
Dallas-Fort Worth International Airport, ARB, AMT:
Series A, 5.00%, 11/01/45	5,000	5,261,650
Series C, 5.13%, 11/01/43	5,000	5,428,300
Series H, 5.00%, 11/01/45	10,000	10,650,300
Dallas-Fort Worth International Airport, Refunding ARB, Series D, AMT, 5.00%, 11/01/21	5,000	5,424,400
Decatur Hospital Authority, Refunding RB, 5.25%, 09/01/44	1,880	2,008,178
Denton Independent School District, GO, School Building (PSF-GTD), 5.00%, 08/15/43(h)	10,000	11,415,400
Duncanville Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/45	10,000	11,126,700
Grand Parkway Transportation Corp., RB, Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A:
5.00%, 10/01/43	25,000	28,551,500
5.00%, 10/01/48	25,000	28,441,500
Mission Texas Economic Development Corp., RB, Senior Lien, Natural Gasoline Project, Series B, AMT, 5.75%, 10/01/31(a)	10,960	11,304,034
New Hope Cultural Education Facilities Finance Corp., RB, Legacy Midtown Park Project, Series A, 5.50%, 07/01/54(h)	1,610	1,592,451
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Children Health System, 5.00%, 08/15/47	5,745	6,420,497
Jubilee Academic, 5.00%, 08/15/36(a)	4,055	4,080,222
Jubilee Academic, 5.00%, 08/15/46(a)	4,055	4,064,773
North Texas Tollway Authority, Refunding RB:
1st Tier-Series A, 5.00%, 01/01/36	5,000	5,648,900
1st Tier-Series A, 5.00%, 01/01/43	10,000	11,319,900
2nd Tier-Series B, 5.00%, 01/01/43	5,000	5,556,250
2nd Tier-Series B, 5.00%, 01/01/48	25,000	27,667,000
Capital Appreciation, 1st Tier-Series I, 6.20%, 01/01/42	10,000	11,906,000
Pearland Independent School District, GO, Refunding, (PSF-GTD), 5.25%, 02/15/32	10,000	11,606,700

22

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22(e)(f)	$2,570	$1,599,825
San Antonio Water System, Refunding RB, Junior Lien, Series C, 5.00%, 05/15/46	10,000	11,280,300
State of Texas, GO, Transportation Commission Highway Improvement:
5.00%, 04/01/41	5,000	5,651,100
5.00%, 04/01/44	10,000	11,127,500
5.00%, 04/01/46	10,000	11,259,000
Texas Department of Housing & Community Affairs, RB, S/F, Series A (Ginnie Mae)(h):
4.13%, 09/01/38	3,000	3,068,910
4.25%, 09/01/43	2,000	2,049,480
4.25%, 09/01/48	3,350	3,420,183
Texas Municipal Gas Acquisition & Supply Corp. I, RB, Senior Lien:
Series B, 2.26%, 12/15/26(b)	25,000	24,680,500
Series D, 6.25%, 12/15/26	50,000	57,891,000
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/26	5,000	5,455,100
5.00%, 12/15/28	5,000	5,423,550
Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,312,650
Natural Gas Utility Improvements, 5.00%, 12/15/23	10,000	11,029,300
Natural Gas Utility Improvements, 5.00%, 12/15/24	10,000	10,986,600
Natural Gas Utility Improvements, 5.00%, 12/15/25	10,000	10,948,300
Natural Gas Utility Improvements, 5.00%, 12/15/29	5,000	5,411,000
Natural Gas Utility Improvements, 5.00%, 12/15/30	5,000	5,398,450
Natural Gas Utility Improvements, 5.00%, 12/15/31	5,000	5,388,000
Natural Gas Utility Improvements, 5.00%, 12/15/32	10,000	10,763,600
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group:
5.00%, 12/31/40	10,000	10,813,300
5.00%, 12/31/45	10,000	10,773,500
5.00%, 12/31/50	5,000	5,366,900
5.00%, 12/31/55	10,000	10,714,000
Texas Water Development Board, RB:
Series A, 5.00%, 10/15/47	10,000	11,421,000
State Water Implementation Fund, Series A, 5.00%, 10/15/43	25,000	28,808,750

Security	Par (000)	Value
Texas (continued)
Texas Water Development Board, RB (continued):
State Water Implementation Fund, Series A, 5.00%, 10/15/45	$10,000	$11,271,900
State Water Implementation Revenue, 5.00%, 10/15/41	5,000	5,672,700
Town of Flower Mound Texas, Special Assessment Bonds, Riverwalk Public Improvement District No. 1, 6.75%, 09/01/43	2,000	2,023,940
University of Houston, Refunding RB, Series A:
5.00%, 02/15/33	5,000	5,676,950
5.00%, 02/15/34	5,000	5,662,650
5.00%, 02/15/35	5,000	5,648,400

		655,469,267
Utah — 0.2%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/47	5,000	5,568,800
5.00%, 07/01/42	5,000	5,588,950
Utah State Charter School Finance Authority, RB, Early Light Academy(a):
5.00%, 07/15/34	530	525,956
5.13%, 07/15/49	4,830	4,774,310

		16,458,016
Vermont — 0.1%
Vermont Housing Finance Agency, Refunding RB, S/F, Multiple Purpose, Series B:
3.70%, 11/01/29	2,635	2,688,280
4.00%, 11/01/34	2,355	2,404,431

		5,092,711
Virginia — 2.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 03/01/36	1,050	1,095,402
5.50%, 03/01/46	6,210	6,482,122
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project(a):
5.15%, 03/01/35	1,000	1,023,790
5.40%, 03/01/45	2,000	2,049,420
Chesapeake Bay Bridge & Tunnel District, RB, 1st General Resolution Revenue:
5.00%, 07/01/46	10,000	11,083,200

23

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
Chesapeake Bay Bridge & Tunnel District, RB, 1st General Resolution Revenue (continued):
5.00%, 07/01/51	$10,000	$11,049,200
County of Hanover Virginia EDA, Refunding RB, Covenant Woods:
5.00%, 07/01/51	410	433,948
Series A, 4.00%, 07/01/22	800	825,024
Residential Care Facility, Series A, 5.00%, 07/01/47	1,985	2,048,202
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
5.00%, 06/01/22	625	671,163
5.00%, 06/01/23	420	449,329
Dulles Town Center Community Development Authority, Refunding, Special Assessment Bonds, Dulles Town Center Project, 4.00%, 03/01/23	1,000	998,370
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A:
5.00%, 07/01/48	25,000	28,797,250
5.50%, 07/01/57	25,000	29,690,500
Hanover County Economic Development Authority, Refunding RB, Covenant Woods:
5.00%, 07/01/38	125	133,825
5.00%, 07/01/48	365	387,703
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(a):
5.00%, 03/01/35	2,895	2,946,299
5.00%, 03/01/45	2,970	3,002,759
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	20,810	20,654,341
University of Virginia, Refunding RB, Series B:
5.00%, 04/01/44	10,000	11,493,500
5.00%, 04/01/46	5,000	5,738,600
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(a)	3,340	3,470,761
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	1,780	1,792,994
Virginia Housing Development Authority, RB, M/F:
Rental Housing, Series A, 3.50%, 06/01/33	1,335	1,339,953

Security	Par (000)	Value
Virginia (continued)
Virginia Housing Development Authority, RB, M/F (continued):
Rental Housing, Series A, 3.63%, 06/01/38	$3,730	$3,745,144
Rental Housing, Series A, 3.75%, 06/01/43	4,590	4,613,639
Rental Housing, Series A, 3.88%, 06/01/48	5,535	5,561,291
Rental Housing, Series A, 4.05%, 08/01/49	2,345	2,382,520
Series A, 3.65%, 03/01/43	5,000	4,912,450
Series A, 3.88%, 03/01/45	6,150	6,193,849
Series A, 3.75%, 03/01/48	5,000	4,903,650
Series A, 3.80%, 03/01/53	5,000	4,896,300
Series C, 3.85%, 08/01/53	4,110	4,063,146
Virginia Port Authority, Refunding RB, AMT, Series B, 5.00%, 07/01/41	5,000	5,545,200
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT:
5.00%, 12/31/47	5,000	5,453,600
5.00%, 12/31/49	10,000	10,883,800
5.00%, 12/31/52	10,000	10,860,400
5.00%, 12/31/56	25,000	27,092,500
Wise County Virginia IDA, RB, Virginia Electric and Power Co., Series A, 1.88%, 11/01/40(b)	5,000	4,975,750

		253,740,894
Washington — 3.0%
Central Puget Sound Regional Transit Authority, RB, Green Bond, Series S-1, 5.00%, 11/01/41	15,000	17,097,300
Central Puget Sound Regional Transit Authority, Refunding RB, Green Bond, Series S-1, 5.00%, 11/01/50	50,000	55,916,500
County of King Housing Authority, Refunding RB, Ballinger Commons Apartments (GTD), 3.50%, 05/01/38	35	33,979
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 09/01/32	2,255	2,303,731
Port of Seattle Washington, ARB, International Lien, AMT:
Series C, 5.00%, 05/01/20	5,000	5,247,950
Series C, 5.00%, 05/01/21	5,000	5,373,800
Series C, 5.00%, 05/01/22	5,000	5,483,500
Series C, 5.00%, 05/01/27	5,000	5,802,600
Series D, 5.00%, 05/01/24	5,000	5,655,250
Series D, 5.00%, 05/01/25	5,000	5,712,450
Series D, 5.00%, 05/01/26	5,000	5,767,950

24

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Washington (continued)
Seattle Housing Authority, Refunding RB, M/F, 3.50%, 12/01/35	$1,500	$1,477,005
State of Washington, GO:
Refunding, Series C, 5.00%, 07/01/30	10,000	11,396,800
Series A-1, 5.00%, 08/01/40	5,000	5,606,150
Series C, 5.00%, 02/01/39	10,000	11,495,500
Series C, 5.00%, 02/01/41	10,000	11,478,000
Washington Health Care Facilities Authority, RB, Catholic Healthcare, Series A, 5.00%, 02/01/41	10,000	10,324,200
Washington State Convention Center Public Facilities District, RB:
5.00%, 07/01/48	10,000	11,166,700
5.00%, 07/01/58	50,000	55,877,500
5.00%, 07/01/58	25,000	27,611,500

		260,828,365
West Virginia — 1.1%
State of West Virginia, GO, State Road, Series B, Group 2(c):
5.00%, 06/01/40	10,000	11,522,600
5.00%, 12/01/40	10,000	11,522,600
5.00%, 12/01/41	10,000	11,513,500
West Virginia Hospital Finance Authority, Refunding RB, West Virginia United Health System Obligated Group:
5.00%, 06/01/23	5,000	5,571,750
5.00%, 06/01/24	5,000	5,647,100
West Virginia Housing Development Fund, RB, S/F:
Housing Finance, Series A (HUD), 3.45%, 11/01/33	1,315	1,305,742
Housing Finance, Series A (HUD), 3.75%, 11/01/38	1,250	1,234,263
Housing Finance, Series A (HUD), 3.85%, 11/01/43	1,000	987,250
Housing Finance, Series A (HUD), 3.90%, 11/01/48	1,250	1,232,475
Series B, 3.95%, 11/01/34	8,335	8,526,038
West Virginia Housing Development Fund, Refunding RB, AMT, Series A, 3.70%, 11/01/29	1,280	1,308,838
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	17,155	17,254,842

Security	Par (000)	Value
West Virginia (continued)
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	$20,000	$20,628,051

		98,255,049
Wisconsin — 1.5%
Public Finance Authority, ARB, Denver International Airport Great Hall Project, AMT:
5.00%, 09/30/37	5,000	5,508,950
5.00%, 09/30/49	10,000	10,905,100
Public Finance Authority, RB(a):
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31	1,285	1,254,713
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47	1,285	1,283,317
Delray Beach Radiation Therapy, 7.00%, 11/01/46	5,085	5,282,451
Senior- Maryland Proton Treatment Center Project, Series A-1, 6.13%, 01/01/33	6,750	6,837,750
Senior- Maryland Proton Treatment Center Project, Series A-1, 6.25%, 01/01/38	6,500	6,549,465
Senior- Maryland Proton Treatment Center Project, Series A-1, 6.38%, 01/01/48	12,110	12,265,613
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30(a)	3,175	3,285,871
Celanese Project, Series D, 4.05%, 11/01/30(a)	3,175	3,222,942
National Gypsum Co., AMT, 4.00%, 08/01/35	4,840	4,706,368
State of Wisconsin, GO, Series B:
5.00%, 05/01/32	5,000	5,722,300
5.00%, 05/01/33	5,000	5,705,900
5.00%, 05/01/34	5,000	5,686,300
5.00%, 05/01/36	5,000	5,660,300
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	5,435	5,287,059
Wisconsin Health & Educational Facilities Authority, RB, Series B, Marshfield Clinic:
Health System, 5.00%, 02/15/42	10,000	10,805,200
Health System, 5.00%, 02/15/46	5,000	5,389,150
5.00%, 02/15/40	10,000	10,599,200
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, 5.00%, 11/15/35	10,000	11,313,300

25

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued):
Thedacare, Inc., 5.00%, 12/15/44	$5,000	$5,352,200

		132,623,449
Wyoming — 0.1%
Wyoming Community Development Authority, RB, S/F, Series 3, 3.70%, 06/01/39	3,940	3,943,861
Wyoming Community Development Authority, Refunding RB:
S/F, Series 5, 3.50%, 06/01/40	1,300	1,263,249
Series 2, 3.88%, 06/01/34	1,990	2,023,452
Series 3, 4.13%, 12/01/44	5,440	5,567,677

		12,798,239

Total Municipal Bonds — 86.9% (Cost — $7,488,599,869)		7,526,776,993

Municipal Bonds Transferred to Tender Option Bond Trusts (i)

Alaska — 0.1%
Alaska Housing Finance Corp., RB, S/F, Series A, 3.70%, 12/01/38	10,000	9,830,700

Arizona — 0.4%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 07/01/22	10,000	11,088,508
City of Phoenix Arizona Civic Improvement Corp, ARB, AMT, Series A, 5.00%, 07/01/47	10,000	11,121,600
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 12/01/45	10,000	11,291,200

		33,501,308
California — 3.5%
California Educational Facilities Authority, 5.00%, 10/01/46	10,000	11,331,068
California Educational Facilities Authority, RB, California Institute of Technology, 5.00%, 09/01/45	10,490	11,855,424
California Health Facilities Financing Authority, RB, Series A:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 08/15/43	10,000	10,957,443

Security	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB, Series A (continued):
Stanford Hospital and Clinics, 5.00%, 08/15/51	$10,000	$10,886,475
Sutter Health, 5.00%, 08/15/52	10,000	10,837,350
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	10,000	12,736,550
California Infrastructure & Economic Development Bank, RB:
5.00%, 05/15/47	10,000	11,497,950
5.00%, 05/15/52	10,000	11,453,575
California Public Finance Authority, Refunding RB, Sharp Healthcare, Series A, 5.00%, 08/01/47	10,000	11,252,750
California State Infrastructure Authority, RB, 5.00%, 11/01/41	10,000	11,126,506
Chaffey Joint Union High School District, GO, Election of 2012, Series C, 5.25%, 08/01/47	10,000	11,697,800
Chino Valley Unified School District, GO, Election 2016, Series A, 5.25%, 08/01/47	10,000	11,719,750
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 05/01/44	10,000	11,014,138
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	10,000	11,162,011
City of Los Angeles California Department of Airports, Refunding ARB, Series B, 5.00%, 05/15/35	10,000	10,951,540
City of Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 07/01/43	10,000	10,999,300
City of Los Angeles Department of Airports, ARB, Los Angeles International Airports, Series A, AMT, 5.25%, 05/15/48	10,000	11,585,150
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/37	10,000	10,969,015
Coachella Valley Unified School District/CA, GO, Election 2005, Series F (BAM), 5.00%, 08/01/46	10,000	11,224,175
County of Ventura California Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/38	8,450	9,388,070

26

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
County of Ventura California Public Financing Authority, Refunding RB, Series A (continued):
5.00%, 11/01/43	$8,530	$9,445,349
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/42	10,000	11,599,975
Fresno Unified School District, GO, 5.00%, 08/01/44	10,000	11,194,425
Manteca California Unified School District, GO, 5.00%, 08/01/40	10,000	11,350,148
Port of Los Angeles California, Refunding RB, Harbor Department, Series A, AMT, 5.00%, 08/01/44	10,000	11,115,100
San Marcos Unified School District, GO, Election of 2010, Series C, 5.00%, 08/01/40	10,000	11,130,396
State of California, GO, Various Purposes, 5.00%, 04/01/43	10,000	11,092,150

		301,573,583
Connecticut — 0.2%
Connecticut Housing Finance Authority, RB, S/F, Series A, 3.85%, 05/15/45	10,000	10,065,750
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	10,000	11,236,575

		21,302,325
District of Columbia — 0.4%
District of Columbia Water & Sewer Authority, RB,Green Bonds,Series A, 5.00%, 10/01/52	10,000	11,351,325
District of Columbia Water & Sewer Authority, RB, Sub-Lien, Series A, 5.00%, 10/01/44	10,000	11,018,650
Metropolitan Washington Airports Authority, ARB, AMT, 5.00%, 10/01/42	10,000	11,223,200

		33,593,175
Florida — 0.7%
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	10,000	11,423,900
Florida Housing Finance Corp., RB, S/F, Fannie Mae & Freddie Mac):
Series 1 (Fannie Mae)(Ginnie Mae, 3.80%, 07/01/43	10,000	9,935,950
Series 1 (Ginnie Mae, 3.70%, 07/01/38	10,000	9,943,975

Security	Par (000)	Value
Florida (continued)
Gainesville & Hall County Hospital Authority, Refunding RB, Northeast Georgia Health Systems, Inc. Project, Series A, 5.50%, 08/15/54	$10,000	$11,406,825
Greater Orlando Aviation Authority, AMT, Series A, 5.00%, 10/01/46	10,000	11,024,475
Tampa Bay Water Utility System, RB, 5.00%, 10/01/38	10,000	11,163,050

		64,898,175
Georgia — 0.9%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	22,375,596
Clarke County Hospital Authority, Refunding RB, Piedmont Heathcare, Inc. Project, Series A, 5.00%, 07/01/46	10,000	10,947,175
County of Georgia Cobb Developmental Authority, RB, Georgia Tech Cobb Research Campus, Series A, 5.00%, 06/01/49	10,000	11,329,675
Georgia Housing & Finance Authority, RB, S/F:
Series B, 3.55%, 12/01/42	10,000	9,729,625
Series B1, 3.65%, 06/01/44	10,000	9,933,475
Georgia Housing & Finance Authority, Refunding RB, S/F, Series A-1, 3.80%, 12/01/40	10,000	10,071,475

		74,387,021
Illinois — 0.1%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/36	10,000	11,176,050

Indiana — 0.2%
Indiana Housing & Community Development Authority, RB, S/F, Series A, 3.90%, 07/01/43	10,000	10,113,400
Indiana State Finance Authority, Refunding RB, Franciscan Alliance, Inc., 5.00%, 11/01/41	10,000	11,028,300

		21,141,700
Iowa — 0.1%
Iowa Finance Authority, Refunding RB, Green Bonds, 5.00%, 08/01/42	10,000	11,534,350

Louisiana — 0.3%
New Orleans Aviation Board, Series B, AMT:
5.00%, 01/01/40	10,000	10,837,750

27

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
New Orleans Aviation Board, Series B, AMT (continued):
General Apartment, 5.00%, 01/01/48	$10,000	$10,953,375

		21,791,125
Maine — 0.1%
Maine State Housing Authority, RB, S/F, Series B, 3.75%, 11/15/38	10,000	9,971,475

Maryland — 0.4%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/43	10,000	11,055,091
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health, Series C, 5.00%, 05/15/43	10,000	10,919,157
Maryland Stadium Authority, RB, Construction & Revitalization, 5.00%, 05/01/47	10,000	11,392,750

		33,366,998
Massachusetts — 0.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	10,000	11,108,875
Massachusetts Development Finance Agency, RB, Partners Healthcare System Issue, Series M-4, 5.00%, 07/01/44	10,000	10,850,649

		21,959,524
Michigan — 0.6%
Michigan Finance Authority, Refunding RB, Trinity Health Corp., Series 2016, 5.00%, 12/01/45	10,000	11,144,500
Michigan State Housing Development Authority, RB, Series A:
M/F, 3.80%, 10/01/38	10,000	9,958,025
M/F, 4.15%, 10/01/53(j)	20,000	19,926,100
S/F, 3.95%, 12/01/35	10,000	10,187,975

		51,216,600
Minnesota — 0.1%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 01/01/46	10,000	11,072,900

Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, RB, BJC Health System, 5.00%, 01/01/44	10,000	10,783,250

Security	Par (000)	Value
Missouri (continued)
Metropolitan St. Louis Sewer District, RB, Series B:
5.00%, 05/01/43	$10,000	$11,076,875
5.00%, 05/01/45	10,000	11,267,450
Metropolitan State Louis Sewer District, Refunding RB, Series A, 5.00%, 05/01/47	10,000	11,439,850

		44,567,425
Nebraska — 0.2%
Nebraska Investment Finance Authority, RB, S/F, Series C:
3.45%, 09/01/33	10,000	10,022,350
3.75%, 09/01/38	10,000	10,022,075

		20,044,425
Nevada — 0.1%
Las Vegas Valley Water District, GO, Series B, 5.00%, 06/01/37	10,000	10,889,050

New York — 1.9%
City of New York New York Water & Sewer System, RB, 2nd General Resolution, Fiscal 2017, Series DD, 5.00%, 06/15/47	20,000	22,643,450
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	10,000	11,172,200
Metropolitan Transportation Authority, RB, Green Bonds, Series A, 5.00%, 11/15/42	10,000	11,372,375
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Series B-1, 5.00%, 11/15/46	10,000	11,317,550
Series C-1, 5.25%, 11/15/56	10,000	11,309,125
New York City Housing Development Corp., RB, M/F:
Series A-1, 3.95%, 11/15/44	10,000	10,219,725
Series C-1-A, 4.00%, 11/01/53	10,000	9,999,575
Series C-1-A, 4.13%, 05/01/58(j)	10,000	10,002,725
Series G-1, 3.90%, 05/01/45	10,000	10,069,350
New York State Dormitory Authority, RB, Series A:
Bid Group 4, 5.00%, 03/15/45	10,000	11,457,325
5.00%, 03/15/39	10,000	11,171,716
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 02/15/39	10,000	11,137,050
Port Authority of New York & New Jersey, RB, 5.00%, 10/15/41	10,000	11,260,605

28

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/37	$10,000	$11,409,750

		164,542,521
North Carolina — 0.6%
City of Charlotte North Carolina Airport Revenue, ARB, Series A:
5.00%, 07/01/42	10,000	11,431,425
5.00%, 07/01/47	10,000	11,390,075
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	10,000	11,185,047
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.85%, 07/01/38	10,000	10,064,750
4.00%, 01/01/48	10,000	10,085,975

		54,157,272
Ohio — 0.1%
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	10,000	11,378,800

Oklahoma — 0.1%
Oklahoma Turnpike Authority, RB, 2nd Series C, 5.00%, 01/01/47	10,000	11,305,175

Oregon — 0.3%
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A, 5.00%, 07/01/47	10,000	11,373,575
University of Oregon, RB, Series A, 5.00%, 04/01/48	10,000	11,479,525

		22,853,100
Pennsylvania — 1.0%
County of Lancaster Pennsylvania Hospital Authority, RB, 5.00%, 08/15/46	10,000	11,253,725
County of Montgomery Maryland, RB, Trinity Health Credit Group, Series MD, 5.00%, 12/01/45	10,000	11,191,400
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 06/01/44	10,000	10,850,815
Pennsylvania Housing Finance Agency, RB, S/F:
Series 125B, 3.65%, 10/01/42(j)	20,000	19,871,800
Series 127B, 3.55%, 10/01/33(h)	10,000	9,999,625

Security	Par (000)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development Hospital, RB, The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 07/01/42	$20,000	$22,101,775

		85,269,140
South Carolina — 0.1%
City of Charleston South Carolina Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 01/01/21(c)	10,000	10,722,550

Tennessee — 0.6%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	10,000	10,726,575
Tennessee Housing Development Agency, RB, S/F:
Issue 2C, 3.65%, 07/01/45	10,000	9,748,675
Issue 3, 3.85%, 07/01/43(h)	10,000	10,006,800
Issue 3, 3.95%, 01/01/49(h)	10,000	10,006,750
Tennessee Housing Development Agency, Refunding RB, S/F, Issue 2, 3.85%, 07/01/42	10,000	10,014,025

		50,502,825
Texas — 0.8%
Alamo Texas Regional Mobility Authority, RB, Senior Lien, 5.00%, 06/15/46	10,000	11,081,225
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/48	10,000	10,880,900
County of Harris Texas, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/47	10,000	11,216,450
Midlothian Independent School District, GO, (PSF-GTD), 5.00%, 02/15/47	10,000	11,251,650
Tarrant Regional Water District, Refunding RB, 5.00%, 03/01/52	10,000	10,688,450
Texas Water Development Board, RB, Series A, 5.00%, 10/15/47	10,000	11,420,325

		66,539,000
Utah — 0.4%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	10,000	11,137,650
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 07/01/47	10,000	11,335,025

29

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utah (continued)
Utah State Transit Authority Sales Tax, RB, 5.00%, 06/15/38	$10,000	$11,299,766

		33,772,441
Virginia — 0.7%
Chesapeake Bay Bridge & Tunnel District, RB, 1st Tier General Resolution Revenue (AGM), 5.00%, 07/01/41	10,000	11,299,475
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/42	10,000	11,527,250
County of Fairfax Water Authority, Refunding RB, 5.00%, 04/01/46	10,000	11,488,550
County Of Faitfax Industrial Development Authirity, RB, Inova Health Systems Project, Series A, 5.00%, 05/15/44	10,000	10,984,400
University of Virginia, Refunding RB, Series A-2, 5.00%, 04/01/45	10,000	11,310,500

		56,610,175
Washington — 0.8%
King County Housing Authority, Refunding RB, Ballinger Commons Apartments, 3.50%, 05/01/38	10,000	9,708,425
Port of Seattle Washington, GO, 5.00%, 01/01/42	10,000	11,440,475
State of Washington, GO, Series A:
5.00%, 02/01/33	10,000	11,287,000
5.00%, 08/01/38	10,000	11,068,098
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series D, 5.00%, 10/01/38	10,000	10,951,306
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	10,000	11,173,825

		65,629,129
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	10,000	10,743,000

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	$10,000	$10,670,399
Thedacare Inc., 5.00%, 12/15/44	10,000	10,700,100

		32,113,499

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.0% (Cost — $1,458,162,569)		1,473,213,536

	Shares
Investment Companies — 3.6%
iShares National Muni Bond ETF (l)	2,700,000	294,057,000
SPDR Nuveen S&P High Yield Municipal Bond ETF	100,000	5,679,000
VanEck Vectors High-Yield Municipal Index ETF	300,000	9,459,000

Total Investment Companies — 3.6% (Cost — $307,897,394)		309,195,000

Total Long-Term Investments — 108.8% (Cost — $9,366,524,495)		9,421,649,249

Short-Term Securities — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.35%(k)(l)	144,614,204	144,628,666

Total Short-Term Securities — 1.7% (Cost — $144,627,965)		144,628,666

Total Investments — 110.5% (Cost — $9,511,152,460)		9,566,277,915
Other Assets Less Liabilities — 0.6%		50,160,278
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.1)%		(958,895,877)

Net Assets — 100.0%		$8,657,542,316

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

30

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund

(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2035 to November 1, 2048 is $23,112,813.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended August 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 05/31/18	Shares Purchased		Shares Sold	Shares Held at 08/31/18	Value at 08/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	107,978,271	36,635,933	(b)	—	144,614,204	$144,628,666	$414,677	$(4,139)	$(2,217)
iShares National Municipal Bond Fund	2,500,000	700,000		(500,000)	2,700,000	294,057,000	1,705,643	(179,733)	(419,719)

						$438,685,666	$2,120,320	$(183,872)	$(421,936)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency
S&P	S&P Global Ratings
SPDR	Standard & Poor’s Depository Receipts

31

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	4,997	12/19/18	$600,967	$(59,094)
Long U.S. Treasury Bond	12,359	12/19/18	1,782,400	5,235,902
5-Year U.S. Treasury Note	2,559	12/31/18	290,187	(103,404)

				$5,073,404

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

32

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Strategic Municipal Opportunities Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$309,195,000	$9,112,454,249	$—	$9,421,649,249
Short-Term Securities	144,628,666	—	—	144,628,666

	$453,823,666	$9,112,454,249	$—	$9,566,277,915

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$5,235,902	$—	$—	$5,235,902
Liabilities:
Interest rate contracts	(162,498)	—	—	(162,498)

	$5,073,404	$—	$—	$5,073,404

(a)	See above Schedule of Investments for values in each sector, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $956,649,959 are categorized as Level 2 within the disclosure hierarchy.

During the period ended August 31, 2018, there were no transfers between levels.

33

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date:	October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date:	October 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date:	October 19, 2018